Annual Operating Expenses {- Fidelity Managed Retirement Income Fund} - 07.31 Fidelity Managed Retirement Funds K6 Combo PRO-04 - Fidelity Managed Retirement Income Fund - Class K6	Jul. 13, 2021
Operating Expenses:
Management fee	0.25%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.25%